Commitments and Contingencies (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2012
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense	16,480	20,391	23,238	21,728
Capital Commitments		13,590
Annual Net Profit Target		78,000
Percentage Of Net Profit Target Utilization For Bonus		4.00%
Accrued Bonuses, Current		115
Kin Sun Sze To [Member]
Commitments And Contingencies [Line Items]
Percentage Of Bonus Entitled		32.00%
Chin Hien Tan [Member]
Commitments And Contingencies [Line Items]
Percentage Of Bonus Entitled		24.00%
Ho Leung Ning [Member]
Commitments And Contingencies [Line Items]
Percentage Of Bonus Entitled		24.00%